LONG-TERM PREPAYMENTS AND DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2015
Other Assets, Noncurrent Disclosure [Abstract]
Schedule of long-term prepayments and deposits
	December 31,
	2014	2015

Prepayments for acquisition of fixed assets	$1,484,843	$542,647
Other deposits	2,000,350	2,848,375
Other long-term prepayments	615,373	484,163

	$4,100,566	$3,875,185